Consolidated Statements of Shareholder's Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)		Common Stock [Member]	Contributed and Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning Balance at May. 31, 2009	$ 3,840.3			$ 5,584.4	$ (1,713.4)	$ (30.7)
Beginning Shares at May. 31, 2009			1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(47.6)	[1]		0	(47.6)	0
Change in unrealized holding value on available for sale securities	1.8			0	0	1.8
Interest rate swap unrealized gain	11.3			0	0	11.3
Foreign currency related gains (losses)	(96.5)			0	0	(96.5)
Unrecognized actuarial gain (loss) on pension assets	3.5			0	0	3.5
Comprehensive loss	(127.5)			0	0	0
Stock-based compensation expense	22.4			22.4	0	0
Repurchase of LVB Acquisition, Inc. shares	(1.7)			(1.7)	0	0
Ending Balance at May. 31, 2010	3,733.5			5,605.1	(1,761.0)	(110.6)
Ending Shares at May. 31, 2010			1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(849.8)	[1]		0	(849.8)	0
Change in unrealized holding value on available for sale securities	(6.0)			0	0	(6.0)
Interest rate swap unrealized gain	19.5			0	0	19.5
Foreign currency related gains (losses)	264.4			0	0	264.4
Unrecognized actuarial gain (loss) on pension assets	4.5			0	0	4.5
Comprehensive loss	(567.4)
Stock-based compensation expense	12.7			12.7	0	0
Repurchase of LVB Acquisition, Inc. shares	(3.7)			(3.7)	0	0
Ending Balance at May. 31, 2011	3,175.1			5,614.1	(2,610.8)	171.8
Ending Shares at May. 31, 2011	1,000		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(458.8)			0	(458.8)	0
Change in unrealized holding value on available for sale securities	4.3			0	0	4.3
Interest rate swap unrealized gain	13.1			0	0	13.1
Foreign currency related gains (losses)	(62.1)			0	0	(62.1)
Unrecognized actuarial gain (loss) on pension assets	(4.2)			0	0	(4.2)
Comprehensive loss	(507.7)
Stock-based compensation expense	16.0			16.0	0	0
Repurchase of LVB Acquisition, Inc. shares	(1.3)			(1.3)	0	0
Ending Balance at May. 31, 2012	$ 2,682.1			$ 5,628.8	$ (3,069.6)	$ 122.9
Ending Shares at May. 31, 2012	1,000		1,000

[1]	Certain amounts have been adjusted to conform to the current presentation.